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                        AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                     AIM V.I. GLOBAL GROWTH AND INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                      AIM V.I. GOVERNMENT SECURITIES FUND
                        AIM V.I. GROWTH AND INCOME FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND
                              AIM V.I. VALUE FUND

              (SERIES PORTFOLIOS OF AIM VARIABLE INSURANCE FUNDS)

                   Supplement dated September 29, 2000 to the
             Statement of Additional Information dated May 1, 2000


Effective October 10, 2000, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10280, will act as custodian of all securities and cash of the AIM V.I. Money Market Fund. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, will continue as custodian of all securities and cash of all Funds except AIM V.I. Money Market Fund.